Income Taxes (Details 2) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset:
Net operating loss carry forwards	HKD 0	HKD 0
Reversal tax depreciation	13,260	14,212
Others	0	0
Net deferred tax asset	HKD 13,260	HKD 14,212